Supplement, dated April 15, 1997 to the prospectus, dated April 22, 1996 of
               Seligman High-Yield Bond Series (the "Fund")

      The following supplements the information set forth in the Fund's prospectus under "Purchase of Shares--Special Programs".

      The 1% CDSL normally imposed on redemptions of certain Class A shares (i.e., those purchased during the preceding eighteen months at net asset value pursuant to the sales load schedule provided under "Class A Shares--Initial Sales Load") will be waived on shares that were purchased through Dean Witter Reynolds, Inc. ("Dean Witter") by certain Chilean institutional investors (i.e., pension plans, insurance companies and mutual funds). Upon redemption of such shares within an eighteen month period, Dean Witter will reimburse SFSI a pro rata portion of the fee it received from SFSI at the time of sale of such shares.

                      -----------------------------


      The following supplements the information set forth in the Fund's prospectus under "Purchase of Shares--Contingent Deferred Sales Load".

      For the period from the date Seligman Global Horizon Funds (the "Offshore Fund") commences offering its shares, until May 31, 1997, SFSI will reimburse any CDSL charged upon the redemption of Class B or Class D shares of any Seligman Mutual Fund by a non-U.S. resident alien investor who uses the redemption proceeds to purchase Class B or Class A shares, respectively, of the Offshore Fund through Merrill Lynch, Pierce, Fenner & Smith Incorporated, or any of its affiliates (collectively, "Merrill Lynch"). Merrill Lynch will, in turn, reimburse SFSI for the amount of CDSL so reimbursed by it over a period of four years.




TXHY1S-4/97

 Supplement, dated April 15, 1997 to the prospectus, dated January 1, 1997 of
         Seligman U.S. Government Securities Series (the "Fund")


      The following supplements the information set forth in the Fund's prospectus under "Purchase of Shares--Special Programs".

      The 1% CDSL normally imposed on redemptions of certain Class A shares (i.e., those purchased during the preceding eighteen months at net asset value pursuant to the sales load schedule provided under "Class A Shares--Initial Sales Load") will be waived on shares that were purchased through Dean Witter Reynolds, Inc. ("Dean Witter") by certain Chilean institutional investors (i.e., pension plans, insurance companies and mutual funds). Upon redemption of such shares within an eighteen month period, Dean Witter will reimburse SFSI a pro rata portion of the fee it received from SFSI at the time of sale of such shares.

                      -----------------------------


      The following supplements the information set forth in the Fund's prospectus under "Purchase of Shares--Contingent Deferred Sales Load".

      For the period from the date Seligman Global Horizon Funds (the "Offshore Fund") commences offering its shares, until May 31, 1997, SFSI will reimburse any CDSL charged upon the redemption of Class B or Class D shares of any Seligman Mutual Fund by a non-U.S. resident alien investor who uses the redemption proceeds to purchase Class B or Class A shares, respectively, of the Offshore Fund through Merrill Lynch, Pierce, Fenner & Smith Incorporated, or any of its affiliates (collectively, "Merrill Lynch"). Merrill Lynch will, in turn, reimburse SFSI for the amount of CDSL so reimbursed by it over a period of four years.




TXUSG1S-4/97